As filed with the Securities and Exchange Commission on April 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 69.0%	Value

	Computer & Internet Software - 7.9%
12,600	Google, Inc. - Class A 1	$15,317,190
750,000	Microsoft Corp.	28,732,500
		44,049,690

	Computers & Peripheral Equipment - 11.4%
2,005,400	Hewlett-Packard Co.	59,921,352
338,442	Systemax, Inc. 1,2	3,983,462
		63,904,814

	Consumer Products - 5.1%
365,477	Spectrum Brands Holdings, Inc.	28,510,861

	Diversified Holding Companies - 6.9%
103,200	Berkshire Hathaway, Inc. - Class B 1	11,948,496
350,000	Harbinger Group, Inc. 1,3	3,972,500
814,082	Leucadia National Corp.	22,745,451
		38,666,447

	Financial Services - 1.4%
290,300	Federated Investors, Inc. - Class B	7,954,220

	Loan Servicing - 8.3%
412,500	Ocwen Financial Corp. 1	15,444,000
1,201,525	Walter Investment Management Corp. 1	30,698,964
		46,142,964

	Marine Services & Equipment - 2.1%
48,100	SEACOR Holdings, Inc. 1	4,254,926
243,924	Stolt-Nielsen Limited 2	7,498,164
		11,753,090

	Metals & Mining - 6.2%
1,240,000	Barrick Gold Corp.	25,271,200
360,000	Goldcorp, Inc.	9,694,800
		34,966,000

	Oil & Gas Exploration & Production - 9.4%
1,248,200	Birchcliff Energy Ltd. 1	11,396,461
181,800	Devon Energy Corp.	11,711,556
2,303,906	EXCO Resources, Inc.	12,026,389
985,799	WPX Energy, Inc. 1	17,369,778
		52,504,184

	Property/Casualty Insurance - 4.9%
31,287	Alleghany Corp. 1	12,061,138
26,962	White Mountains Insurance Group	15,626,097
		27,687,235

	Retailing - 4.4%
224,900	Sears Holdings Corp. 1	10,064,275
1,095,000	Staples, Inc.	14,881,050
		24,945,325

	Telecommunications - 1.0%
655,799	Sprint Nextel Corp. 1	5,731,683

	TOTAL COMMON STOCKS (Cost $309,488,635)	386,816,513

	GUERNSEY INVESTMENT FUND - 1.0%
762,123	JZ Capital Partners Limited 2	5,679,104

	TOTAL GUERNSEY INVESTMENT FUND (Cost $4,201,658)	5,679,104

	EXCHANGE TRADED FUNDS & NOTES - 1.0%
136,387	PowerShares DB 3x Inverse Japanese Govt Bond Futures ETN	2,289,938
98,074	PowerShares DB Inverse Japanese Govt Bond Futures ETN	1,841,830
23,750	ProShares UltraShort FTSE Europe ETF	1,346,147
		5,477,915

	TOTAL EXCHANGE TRADED FUNDS & NOTES (Cost $6,690,124)	5,477,915

Principal
Amount	FOREIGN GOVERNMENT SECURITIES - 11.1%
CAD 10,340,000	Canadian Treasury Bill,
	0.991%, due 3/27/14 4	9,331,466
CAD 10,600,000	Canadian Treasury Bill,
	1.032%, due 5/8/14 4	9,559,146
CAD 5,000,000	Canadian Treasury Bill,
	0.916%, due 6/19/14 4	4,503,974
CAD 10,900,000	Canadian Treasury Bill,
	1.313%, due 7/3/14 4	9,815,217
CAD 10,000,000	Canadian Treasury Bill,
	1.583%, due 7/31/14 4	8,998,645
NOK 119,800,000	Norwegian Treasury Bill,
	1.681%, due 3/19/14 4	19,943,542
		62,151,990

	TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $63,444,397)	62,151,990

	U.S. GOVERNMENT SECURITIES - 5.4%
	U.S. Treasury Bills - 5.4%
$20,000,000	0.073%, due 4/10/14 4	19,998,378
10,000,000	0.055%, due 5/29/14 4	9,998,880
		29,997,258

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $29,997,018)	29,997,258

	MISCELLANEOUS SECURITIES - 2.2% 1,5
	TOTAL MISCELLANEOUS SECURITIES (Cost $14,062,263)	12,731,696

	Total Investments (Cost $427,884,095) - 89.7%	502,854,476
	Cash and Other Assets in Excess of Liabilities - 10.3%	57,461,946
	TOTAL NET ASSETS - 100.0%	$560,316,422

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
CAD	Canadian Dollar
NOK	Norwegian Krone
1	Non-income producing security.
2	A portion of these securities are considered illiquid. As of February 28, 2014, the total market value of illiquid securities was $7,906,505 or 1.4% of net assets.
3	Security is exempt from registration under Rule 144a of the Securities Act of 1933. Effective April 24, 2014, all restrictions have been lifted and the security may be sold without limitation.
4	Coupon represents the yield to maturity from the purchase price.
5	Represents previously undisclosed securities which the fund has held for less than one year.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows+:

Cost of investments	$429,225,668
Gross unrealized appreciation	87,352,780
Gross unrealized depreciation	(13,723,972)
Net unrealized appreciation	$73,628,808

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

GoodHaven Fund

SCHEDULE OF OPTIONS WRITTEN at February 28, 2014 (Unaudited)

Contracts
(100 shares per contract)		Value
	CALL OPTIONS WRITTEN
	Loan Servicing
	Ocwen Financial Corp.
1,000	Expiration: April 2014, Exercise Price: $37.50	$287,500

	Telecommunications
	Sprint Nextel Corp.
3,000	Expiration: May 2014, Exercise Price: $10.00	129,000
2,000	Expiration: May 2014, Exercise Price: $11.00	48,000
		177,000

	TOTAL CALL OPTIONS WRITTEN (Proceeds $967,171)	$464,500

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2014. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$386,816,513	$-	$-	$386,816,513
Guernsey Investment Fund	5,679,104	-	-	5,679,104
Exchange Traded Funds and Notes	5,477,915	-	-	5,477,915
Foreign Government Securities 1	-	62,151,990	-	62,151,990
U.S. Government Securities 1	-	29,997,258	-	29,997,258
Miscellaneous Securities	12,731,696	-	-	12,731,696
Total Investments in Securities	$410,705,228	$92,149,248	$-	$502,854,476

Liabilities
Call Options Written	$-	$464,500	$-	$464,500

1 There was one U.S. Government Security and two Foreign Government Securities with a total combined market value of $49,273,386 with maturities of less than 60 days that were valued at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President

Date            4/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            4/28/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            4/29/14

* Print the name and title of each signing officer under his or her signature.